Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 30,486	$ 19,243
Short-term bank deposits	79,437	75,429
Trade receivables, net	20,245	19,038
Inventories, net	318	1,667
Other accounts receivable and prepaid expenses	2,036	1,819
Total current assets	132,522	117,196
NON- CURRENT ASSETS:
Severance pay fund	3,431	2,985
Other long-term assets	2,866	3,484
Property and equipment, net	988	879
Operating lease right-of-use assets	2,898	3,421
Goodwill	1,243	1,243
Intangible assets, net	1,026	1,366
Total non-current assets	12,452	13,378
Total assets	144,974	130,574
CURRENT LIABILITIES:
Trade payables	2,632	2,457
Employees and payroll accruals	7,325	7,175
Deferred revenues	1,100	6,848
Current maturities of lease liabilities	1,099	966
Other liabilities and accrued expenses	10,872	10,463
Total current liabilities	23,028	27,909
NON-CURRENT LIABILITIES:
Accrued severance pay	4,790	3,868
Operating lease liabilities	2,135	2,438
Other liabilities and accrued expenses	916	683
Total non-current liabilities	7,841	6,989
Total liabilities	30,869	34,898
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2025 and 2024; 16,628,757 and 15,951,648 shares issued and 16,592,725 and 15,915,616 shares outstanding at December 31, 2025 and 2024, respectively	809	769
Additional paid-in capital	167,172	160,761
Accumulated other comprehensive loss	(2,923)	(2,910)
Accumulated deficit	(50,953)	(62,944)
Total shareholders’ equity	114,105	95,676
Total liabilities and shareholders’ equity	$ 144,974	$ 130,574